Commitments and Contingencies - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Aug. 28, 2008 Total Bond Market Fund Litigation	Dec. 31, 2012 Margin Requirements	Dec. 31, 2012 Collateral Requirements
Commitments and Contingencies Disclosure [Line Items]
Rent expense	$ 203	$ 187	$ 168
Aggregate face amount of letter of credit agreements					$ 325	$ 74
Alleged minimum percentage of fund assets invested in CMOs and mortgage-backed securities without obtaining shareholder vote				25.00%